Acquisition of Iason Container Carrier S.A. (M/V Attalos) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Iason Container Carrier S.A. (M/V Attalos)	Mar. 27, 2013 Iason Container Carrier S.A. (M/V Attalos)	Jun. 30, 2013 Iason Container Carrier S.A. (M/V Attalos)	Mar. 27, 2013 Iason Container Carrier Sa (M/V Attalos) - $350,000 Credit Facility Utilized	Mar. 27, 2013 Iason Container Carrier Sa (M/V Attalos) - Issuance Of Class B Convertible Preferred Units	Mar. 20, 2013 Iason Container Carrier Sa (M/V Attalos) - Cash
Business Acquisition [Line Items]
Business acquisition financing	$ 130,000	$ 185				$ 27,000	$ 36,267
Cash consideration for acquisition of vessel								1,733
Duration of above market acquired time charter				11 years 9 months 4 days
WACC used for calculation of above market acquired time charter					11.00%
Charter Revenues	53,726	43,783	2,156
Net income / (loss)			$ 969